NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2015
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Testing services	335,790,689	358,837,352	319,055,019
Test preparation and training solutions	11,343,066	5,949,183	5,710,827
Other revenue	19,541,740	19,881,843	25,391,978

Net revenues	366,675,495	384,668,378	350,157,824